Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	005-91913
Entity Registrant Name	Fusion Fuel Green PLC
Entity Central Index Key	0001819794
Entity Address, Address Line One	The Victorians
Entity Address, Address Line Two	15-18 Earlsfort Terrace
Entity Address, Address Line Three	Saint Kevin’s
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 YX28